SCHEDULE OF STOCK OPTION GRANTED ASSUMPTIONS (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate				4.22%
Expected term (years)				3 years 6 months
Expected volatility				175.00%
Expected dividends			0.00%	0.00%
Minimum [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate			4.14%
Expected term (years)			2 years 9 months 7 days
Expected volatility			101.00%
Maximum [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate			4.30%
Expected term (years)			5 years 4 months 17 days
Expected volatility			102.00%
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0.00%	0.00%
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	4.03%	4.14%
Expected term (years)	2 years 9 months 7 days	2 years 9 months 7 days
Expected volatility	98.14%	101.00%
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	4.40%	4.30%
Expected term (years)	5 years 4 months 17 days	5 years 4 months 17 days
Expected volatility	99.22%	102.00%